Disclosure of detailed information about provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Statements [Line Items]
Current provisions	$ 14,276	$ 27,370	$ 14,367
Non-current provisions	204,648	200,138	179,702
Total provisions	218,924	227,508	194,069
Decommissioning, restoration and similar liabilities [Member]
Statements [Line Items]
Current provisions	1,234	2,344	1,054
Non-current provisions	200,790	197,697	176,242
Total provisions	202,024	200,041	177,296
Deferred share units [Member]
Statements [Line Items]
Current provisions	4,288	6,623	3,933
Non-current provisions	0	0	0
Total provisions	4,288	6,623	3,933
Restricted share units [Member]
Statements [Line Items]
Current provisions	8,412	17,119	8,451
Non-current provisions	3,789	2,290	2,601
Total provisions	12,201	19,409	11,052
Other provisions [Member]
Statements [Line Items]
Current provisions	342	1,284	929
Non-current provisions	69	151	859
Total provisions	$ 411	$ 1,435	$ 1,788